ISI     International Strategy & Investment

FILED VIA EDGAR

March 2, 2010

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	ISI Strategy Fund, Inc.
File Nos. 333-31127

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to the registration statement of ISI Strategy Fund, Inc. on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

Very truly yours,

/s/ John F. Splain

John F. Splain
Assistant Secretary

P.O. Box 46707   Cincinnati, Ohio 45246-0707   Phone: 1-800-622-2474    Fax: 513-587-3438    www.isifunds.com